Supplemental Cash Flow Information_Changes In Liabilities Arising From Financing Activities(Details) $ in Thousands		12 Months Ended
		Dec. 31, 2017 KRW (₩)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 KRW (₩)	Dec. 31, 2015 KRW (₩)
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning		₩ 65,828,712,000,000
Changes in liabilities arising from financing activities [Abstract]
Increase decrease through financing cash flows liabilities arising from financing activities		15,538,783,000,000
Noncash changes in liabilities arising from financing activities [Abstract]
Increase decrease through acquisition or disposal liabilities arising from financing activities		678,000,000
Increase decrease through effect of changes in foreign exchange rates liabilities arising from financing activities		(1,425,897,000,000)
Increase decrease through changes in fair values liabilities arising from financing activities		(206,261,000,000)
Increase decrease through obtaining or losing control of subsidiaries or other businesses liabilities arising from financing activities		(727,627,000,000)
Increase decrease through other changes liabilities arising from financing activities		(53,285,000,000)
Ending		78,955,103,000,000		₩ 65,828,712,000,000
Cash Flows Used In Obtaining Control Of Subsidiaries Or Other Businesses Classified As Investing Activities		405,817,000,000	$ 380,185	(95,304,000,000)	₩ 0
Cash flows used in obtaining control of kb insurance classified as investing activities		647,953,000,000
Net derivatives liabilities held for hedging after offsetting liabilities from assets arising from financing activities [Member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning	[1]	6,715,000,000
Changes in liabilities arising from financing activities [Abstract]
Increase decrease through financing cash flows liabilities arising from financing activities	[1]	63,827,000,000
Noncash changes in liabilities arising from financing activities [Abstract]
Increase decrease through acquisition or disposal liabilities arising from financing activities		0
Increase decrease through effect of changes in foreign exchange rates liabilities arising from financing activities		0
Increase decrease through changes in fair values liabilities arising from financing activities	[1]	(159,530,000,000)
Increase decrease through obtaining or losing control of subsidiaries or other businesses liabilities arising from financing activities	[1]	(132,843,000,000)
Increase decrease through other changes liabilities arising from financing activities	[1]	19,814,000,000
Ending	[1]	(202,017,000,000)		6,715,000,000
Debts
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning		26,251,486,000,000
Changes in liabilities arising from financing activities [Abstract]
Increase decrease through financing cash flows liabilities arising from financing activities		4,272,011,000,000
Noncash changes in liabilities arising from financing activities [Abstract]
Increase decrease through acquisition or disposal liabilities arising from financing activities		0
Increase decrease through effect of changes in foreign exchange rates liabilities arising from financing activities		(996,029,000,000)
Increase decrease through changes in fair values liabilities arising from financing activities		(34,800,000,000)
Increase decrease through obtaining or losing control of subsidiaries or other businesses liabilities arising from financing activities		(584,245,000,000)
Increase decrease through other changes liabilities arising from financing activities		(87,495,000,000)
Ending		28,820,928,000,000		26,251,486,000,000
Debentures
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning		34,992,057,000,000
Changes in liabilities arising from financing activities [Abstract]
Increase decrease through financing cash flows liabilities arising from financing activities		10,465,410,000,000
Noncash changes in liabilities arising from financing activities [Abstract]
Increase decrease through acquisition or disposal liabilities arising from financing activities		0
Increase decrease through effect of changes in foreign exchange rates liabilities arising from financing activities		(429,880,000,000)
Increase decrease through changes in fair values liabilities arising from financing activities		(11,931,000,000)
Increase decrease through obtaining or losing control of subsidiaries or other businesses liabilities arising from financing activities		(34,600,000,000)
Increase decrease through other changes liabilities arising from financing activities		11,668,000,000
Ending		44,992,724,000,000		34,992,057,000,000
Other payables from trust accounts arising from financing activities [Member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning		4,430,508,000,000
Changes in liabilities arising from financing activities [Abstract]
Increase decrease through financing cash flows liabilities arising from financing activities		587,523,000,000
Noncash changes in liabilities arising from financing activities [Abstract]
Increase decrease through acquisition or disposal liabilities arising from financing activities		0
Increase decrease through effect of changes in foreign exchange rates liabilities arising from financing activities		0
Increase decrease through changes in fair values liabilities arising from financing activities		0
Increase decrease through obtaining or losing control of subsidiaries or other businesses liabilities arising from financing activities		0
Increase decrease through other changes liabilities arising from financing activities		0
Ending		5,018,031,000,000		4,430,508,000,000
Other liabilities arising from financing activities [Member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning		147,946,000,000
Changes in liabilities arising from financing activities [Abstract]
Increase decrease through financing cash flows liabilities arising from financing activities		150,012,000,000
Noncash changes in liabilities arising from financing activities [Abstract]
Increase decrease through acquisition or disposal liabilities arising from financing activities		678,000,000
Increase decrease through effect of changes in foreign exchange rates liabilities arising from financing activities		12,000,000
Increase decrease through obtaining or losing control of subsidiaries or other businesses liabilities arising from financing activities		24,061,000,000
Increase decrease through other changes liabilities arising from financing activities		2,728,000,000
Ending		₩ 325,437,000,000		₩ 147,946,000,000

[1]	Derivatives held for hedging purposes are the net amount after offsetting liabilities from assets